Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses [Abstract]
Fees related to service providers	$ 30	$ 30	$ 38